Leases - Schedule of Maturity Payments (Details) $ in Thousands	Sep. 30, 2023 USD ($)
Leases [Abstract]
Remainder of 2023	$ 1,975
2024	8,062
2025	6,625
2026	6,396
2027	6,255
Thereafter	60,424
Total lease payments	89,737
Less: imputed interest	(37,279)
Present value of lease liabilities	$ 52,458